Provisions and other long-term liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Provisions and other long-term liabilities [Abstract]
Disclosure of provisions [text block]
Note
28	Provisions and other long-term liabilities

Amounts in US$ ‘000	Asset retirement obligation	Deferred Income	Other	Total
At 1 January 2017	29,862	3,484	9,163	42,509
Addition to provision	5,943	-	2,220	8,163
Exchange difference	134	-	1,154	1,288
Foreign currency translation	(134)	-	-	(134)
Amortization	-	(657)	-	(657)
Unwinding of discount	2,607	-	172	2,779
Unused amounts reversed	-	-	(2,535)	(2,535)
Amounts used during the year	(337)	(1,375)	(3,417)	(5,129)
At 31 December 2017	38,075	1,452	6,757	46,284
Addition to provision	462	-	1,039	1,501
Recovery of abandonment costs	(4,817)	-	(1,099)	(5,916)
Acquisitions	9,738	-	-	9,738
Exchange difference	1,823	-	(46)	1,777
Foreign currency translation	(1,648)	-	-	(1,648)
Amortization	-	(1,005)	-	(1,005)
Unwinding of discount	3,250	-	173	3,423
Unused amounts reversed	-	-	(2,093)	(2,093)
Amounts used during the year	(750)	-	(124)	(874)
Liabilities associated with assets held for sale	(5,816)	-	(2,794)	(8,610)
At 31 December 2018	40,317	447	1,813	42,577

The provision for asset retirement obligation relates to the estimation of future disbursements related to the abandonment and decommissioning of oil and gas wells (see Note 4).

Deferred income relates to contributions received to improve the project economics of the gas wells in Chile. The amortization is in line with the related asset. The amount used in 2017 corresponds to the deferred income related to the take-or-pay provision associated to gas sales in Brazil.